Significant Components of Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Other Liabilities [Line Items]
Deferred revenues	$ 36,850		$ 29,101
Dissenting shareholder liability	25,723	[1]
Accrued expenses	24,236		30,963
Dividends payable	19,508		729
Accrued income taxes	6,410		10,936
Pass through expenses	8,379		8,532
Commissions	6,546
Other	37,036		20,021
Total	$ 164,688		$ 100,282

[1]	Refer to Note 23 on acquisitions for additional information